Right-of-Use Assets and Lease Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of present value of lease payments over the lease term
		June 30, 2022		December 31, 2021
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Right-of-use assets	$2,058,132	$422,497	$1,698,049	$182,208
Net book value		$1,635,635		$1,515,841

	2021		2020
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Right-of-use assets	$1,698,049	$182,208	$139,946	$86,886
Net book value		$1,515,841		$53,060

Schedule of undiscounted cash flows for the remaining years under the lease arrangement
2022	$318,283
2023	595,675
2024	296,339
2025	261,461
2026	264,883
2027	26,468
1,763,109
Less: imputed interest	61,222
1,701,887
Current portion	$587,969
Long-term portion	$1,113,918

2022	$345,326
2023	421,915
2024	259,001
2025	262,363
2026	265,785
2027	26,619
1,581,009
Less: imputed interest	70,711
1,510,298
Current portion	$315,159
Long-term portion	$1,195,139